CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other capital reserves	Cash flow hedge reserve	Foreign currency translation reserve	Investments at fair value through other comprehensive income reserve	Retained earnings (accumulated deficit)
Beginning Balance (Cumulative effect of applying new accounting pronouncement) at Jun. 30, 2019	$ (101)							$ (101)
Beginning Balance at Jun. 30, 2019	565,467	$ 24,199	$ 458,166	$ 816,660	$ (2,547)	$ 4,372	$ 30,254	(765,637)
Net loss	(350,654)							(350,654)
Other comprehensive income (loss), net of tax	44,065				8,714	(613)	35,964
Total comprehensive loss, net of tax	(306,589)				8,714	(613)	35,964	(350,654)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	1,802	76	1,726
Vesting of early exercised shares	32	64		(32)
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	405		(405)
Share-based payment	313,706			313,706
Replacement equity awards related to business combination	552			552
Tax benefit from share plans	437			437
Increase (decrease) in equity	316,428	545	1,726	314,258				(101)
Ending Balance at Jun. 30, 2020	575,306	24,744	459,892	1,130,918	6,167	3,759	66,218	(1,116,392)
Net loss	(696,315)							(696,315)
Other comprehensive income (loss), net of tax	28,688				(9,102)	4,916	32,874
Total comprehensive loss, net of tax	(667,627)				(9,102)	4,916	32,874	(696,315)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	1,163	39	1,124
Vesting of early exercised shares	0	34		(34)
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	347		(347)
Share-based payment	385,918			385,918
Replacement equity awards related to business combination	523			523
Tax benefit from share plans	(369)			(369)
Increase (decrease) in equity	387,235	420	1,124	385,691
Ending Balance at Jun. 30, 2021	294,914	25,164	461,016	1,516,609	(2,935)	8,675	99,092	(1,812,707)
Hyperinflation	(1,744)							(1,744)
Ending Balance at Jul. 01, 2021	293,170	25,164	461,016	1,516,609	(2,935)	8,675	99,092	(1,814,451)
Beginning Balance at Jun. 30, 2021	294,914	25,164	461,016	1,516,609	(2,935)	8,675	99,092	(1,812,707)
Net loss	(614,124)							(614,124)
Other comprehensive income (loss), net of tax	(51,003)				17,462	(11,355)	(57,110)
Total comprehensive loss, net of tax	(665,127)				17,462	(11,355)	(57,110)	(614,124)
Changes in equity [abstract]
Issuance of ordinary shares upon exercise of share options	32	4	28
Vesting of early exercised shares	0	21		(21)
Issuance of ordinary shares for settlement of restricted share units (RSUs)	0	296		(296)
Share-based payment	707,470			707,470
Tax benefit from share plans	58			58
Increase (decrease) in equity	707,560	321	28	707,211
Ending Balance at Jun. 30, 2022	$ 335,603	$ 25,485	$ 461,044	$ 2,223,820	$ 14,527	$ (2,680)	$ 41,982	$ (2,428,575)